Supplement dated January 31, 2024
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Dividend Income Fund (the Fund)	10/1/2023
Effective immediately, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
The portfolio manager information under the heading "Fund Management" in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Management	Title	Role with Fund	Managed Fund Since
Michael Barclay, CFA	Senior Portfolio Manager	Lead Portfolio Manager	2011
Tara Gately, CFA	Senior Portfolio Manager	Portfolio Manager	2021
Andrew Wright, CFA	Portfolio Manager	Portfolio Manager	January 2024
The rest of the section remains the same.
The portfolio manager information under the heading “Primary Service Provider Contracts – Portfolio Managers” in the “More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Management	Title	Role with Fund	Managed Fund Since
Michael Barclay, CFA	Senior Portfolio Manager	Lead Portfolio Manager	2011
Tara Gately, CFA	Senior Portfolio Manager	Portfolio Manager	2021
Andrew Wright, CFA	Portfolio Manager	Portfolio Manager	January 2024
Mr. Barclay joined one of the Columbia Management legacy firms or acquired business lines in 2006. Mr. Barclay began his investment career in 1991 and earned a B.A. and an M.P.A. from Cornell University.
Ms. Gately joined the Investment Manager in 2018 as an equity research analyst. Prior to joining the Investment Manager, Ms. Gately was an equity research analyst at Loomis, Sayles & Company, L.P. (Loomis Sayles) since 1998. Ms. Gately began her investment career in 1993 and earned a B.A. in Economics from Harvard College and an M.B.A. from the Wharton School of Business.
Mr. Wright joined the Investment Manager in 2023. Prior to joining the Investment Manager, he was a senior research analyst at Portolan Capital Management, LLC. Mr. Wright began his investment career in 2008 and earned a B.B.A. in finance and management from Villanova University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP139_05_007_(01/24)

Supplement dated January 31, 2024
to the Prospectuses and Summary Prospectuses, each as supplemented as applicable, of the following fund:
Fund	Prospectuses and Summary Prospectuses Dated
Columbia Funds Series Trust I
Columbia Large Cap Growth Fund	12/1/2023
Effective immediately, the following changes are hereby made to each of the Fund's Prospectuses and Summary Prospectuses.
The portfolio manager information under the heading “Fund Management” in each Summary Prospectus and in the “Summary of the Fund” section of each Prospectus is hereby superseded and replaced with the following:
Portfolio Management	Title	Role with Fund	Managed Fund Since
Melda Mergen, CFA, CAIA	Senior Portfolio Manager, Managing Director and Global Head of Equities	Co-Portfolio Manager	2019
Tiffany Wade	Senior Portfolio Manager	Co-Portfolio Manager	2021
Michael Guttag	Associate Portfolio Manager	Co-Portfolio Manager	January 2024
The rest of the section remains the same.
The portfolio manager information under the heading “Primary Service Provider Contracts - Portfolio Managers” in the “More Information About the Fund” section of each Prospectus is hereby superseded and replaced with the following:
Portfolio Management	Title	Role with Fund	Managed Fund Since
Melda Mergen, CFA, CAIA	Senior Portfolio Manager, Managing Director and Global Head of Equities	Co-Portfolio Manager	2019
Tiffany Wade	Senior Portfolio Manager	Co-Portfolio Manager	2021
Michael Guttag	Associate Portfolio Manager	Co-Portfolio Manager	January 2024
Ms. Mergen joined one of the Columbia Management legacy firms or acquired business lines in 1999. Ms. Mergen began her investment career in 1999 and earned a B.A. from Bogazici University and an M.B.A. from the University of Massachusetts at Amherst.
Ms. Wade joined one of the Columbia Management legacy firms or acquired business lines in 2010. Ms. Wade began her investment career in 2008 and earned a B.A. in economics from Brown University.
Mr. Guttag joined the Investment Manager in 2021. Prior to joining the Investment Manager, Mr. Guttag was head of sector strategies and data services at Renaissance Macro Research. Mr. Guttag began his investment career in 2010 and earned degrees in finance and American history from Syracuse University, Martin J. Whitman School of Management.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP000_00_143_(01/24)

Supplement dated January 31, 2024
to the Prospectus and Summary Prospectus, each as supplemented as applicable, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager Directional Alternative Strategies Fund	9/1/2023
Effective immediately, the portfolio manager information for Allspring Global Investments, LLC under the caption “Fund Management” in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: Allspring Global Investments, LLC (Allspring)

Portfolio Management	Title	Role with Fund	Managed Fund Since
Harindra de Silva, CFA	Portfolio Manager of Allspring	Co-Portfolio Manager	2016
David Krider, CFA	Portfolio Manager of Allspring	Co-Portfolio Manager	2016
Kevin Cole, CFA	Portfolio Manager of Allspring	Co-Portfolio Manager	January 2024
The rest of the section remains the same.
Effective immediately, the information about the portfolio managers for Allspring Global Investments, LLC under the caption “Primary Service Provider Contracts - Portfolio Managers” in the “More Information About the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: Allspring Global Investments, LLC (Allspring)

Portfolio Management	Title	Role with Fund	Managed Fund Since
Harindra de Silva, CFA	Portfolio Manager of Allspring	Co-Portfolio Manager	2016
David Krider, CFA	Portfolio Manager of Allspring	Co-Portfolio Manager	2016
Kevin Cole, CFA	Portfolio Manager of Allspring	Co-Portfolio Manager	January 2024
Mr. De Silva joined Allspring from its predecessor Wells Fargo Asset Management, where he began in 1995. Mr. De Silva began his investment career in 1986 and earned an Ph.D. from University of California, an M.S. and M.B.A. from University of Rochester and a B.S. from University of Manchester.
Mr. Krider joined Allspring from its predecessor, Wells Fargo Asset Management, where he began in 2005. Mr. Krider began his investment career in 1993 and earned a B.S. from California Institute of Technology.
Mr. Cole joined Allspring or one of its predecessor firms in 2016. Mr. Cole began his investment career in 2011 and earned a B.A. in economics from the University of Pennsylvania.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP284_04_013_(01/24)

Supplement dated January 31, 2024
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Overseas SMA Completion Portfolio	1/1/2024
Effective immediately, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
The portfolio manager information under the heading “Fund Management” in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Management	Title	Role with Fund	Managed Fund Since
Fred Copper, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2019
Daisuke Nomoto, CMA (SAAJ)	Senior Portfolio Manager	Co-Portfolio Manager	2019
Paul DiGiacomo, CFA	Senior Portfolio Manager	Co-Portfolio Manager	January 2024
The rest of the section remains the same.
The portfolio manager information under the heading “Primary Service Provider Contracts - Portfolio Managers” in the “More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Management	Title	Role with Fund	Managed Fund Since
Fred Copper, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2019
Daisuke Nomoto, CMA (SAAJ)	Senior Portfolio Manager	Co-Portfolio Manager	2019
Paul DiGiacomo, CFA	Senior Portfolio Manager	Co-Portfolio Manager	January 2024
Mr. Copper joined one of the Columbia Management legacy firms or acquired business lines in 2005. Mr. Copper began his investment career in 1990 and earned a B.S. from Boston College and an M.B.A. from the University of Chicago.
Mr. Nomoto joined one of the Columbia Management legacy firms or acquired business lines in 2005. Mr. Nomoto began his investment career in 1993 and earned a B.A. from Shiga University, Japan.
Mr. DiGiacomo joined the Investment Manager in 2006. Mr. DiGiacomo began his investment career in 2001 and earned a B.S. in civil engineering from Brown University and an M.B.A. from the Tuck School of Business at Dartmouth College.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP307_08_001_(01/24)